Supplement to the
Fidelity® Variable Insurance Products
FundsManager 70% Portfolio
Investor Class
April 29, 2023
Summary Prospectus

Geoff Stein no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury (Co-Portfolio Manager) has managed the fund since 2019.
Katherine Shaw (Co-Portfolio Manager) has managed the fund since 2023.
VIPFM-70-INV-SUSTK-1123-100 1.9911089.100	November 1, 2023
Supplement to the
Fidelity® Variable Insurance Products
FundsManager 70% Portfolio
Service Class and Service Class 2
April 29, 2023
Summary Prospectus

Geoff Stein no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury (Co-Portfolio Manager) has managed the fund since 2019.
Katherine Shaw (Co-Portfolio Manager) has managed the fund since 2023.
VIPFM-70-SUSTK-1123-100 1.9911090.100	November 1, 2023